LORD ABBETT INVESTMENT TRUST

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

Supplement dated July 22, 2011 to the

Prospectus dated April 1, 2011

1. The following replaces the subsections titled “Investment Adviser – Portfolio Managers” on pages 9-10, 25-26, and 34 of the prospectus for each of Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund:

Portfolio Manager. Robert I. Gerber, Partner and Chief Investment Officer of Lord Abbett, is primarily responsible for the day-to-day management of the Fund and has been a member of the Fund’s investment team since 2005. Mr. Gerber is supported by a team of investment professionals who provide asset allocation analysis and research.

2. The following replaces the subsection titled “Investment Adviser – Portfolio Managers” on pages 17-18 of the prospectus for Lord Abbett Diversified Equity Strategy Fund:

Portfolio Manager. Robert I. Gerber, Partner and Chief Investment Officer of Lord Abbett, is primarily responsible for the day-to-day management of the Fund and has been a member of the Fund’s investment team since 2006. Mr. Gerber is supported by a team of investment professionals who provide asset allocation analysis and research.

3. The following replaces the subsection titled “Management and Organization of the Funds – Portfolio Managers” on page 116 of the prospectus:

Portfolio Managers. Each Fund is managed by an experienced portfolio manager or a team of experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

4. The following replaces the subsection titled “Management and Organization of the Funds – Portfolio Managers – Strategic Allocation Funds” on page 170 of the prospectus:

Strategic Allocation Funds. Robert I. Gerber, Partner and Chief Investment Officer of Lord Abbett, is primarily responsible for the day-to-day management of each Fund. Mr. Gerber joined Lord Abbett in 1997 and has been a member of the team of each of Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund since 2005 and a member of the team of Diversified Equity Strategy Fund since 2006. Mr. Gerber is supported by a team of investment professionals who provide asset allocation analysis and research. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

5. The following replaces “Appendix A: Underlying Funds of the Strategic Allocation Funds” on pages A-1 through A-6 of the prospectus in its entirety:

APPENDIX A: UNDERLYING FUNDS OF THE STRATEGIC ALLOCATION FUNDS

The underlying funds have their own investment objectives and policies. These funds currently consist of:

• Lord Abbett Affiliated Fund (“Affiliated Fund”)

• Lord Abbett Bond Debenture Fund (“Bond Debenture Fund”)

• Lord Abbett Capital Structure Fund (“Capital Structure Fund”)

• Lord Abbett Classic Stock Fund (“Classic Stock Fund”)

• Lord Abbett Convertible Fund (“Convertible Fund”)

• Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)

• Lord Abbett Developing Growth Fund (“Developing Growth Fund”)

• Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”) (formerly Lord Abbett Developing    Local Markets Fund)

• Lord Abbett Floating Rate Fund (“Floating Rate Fund”)

• Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)

• Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”)

• Lord Abbett High Yield Fund (“High Yield Fund”)

• Lord Abbett Income Fund (“Income Fund”)

• Lord Abbett International Core Equity Fund (“International Core Equity Fund”)

• Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)

• Lord Abbett International Opportunities Fund (“International Opportunities Fund”)

• Lord Abbett Mid Cap Value Fund (“Mid Cap Value Fund”)

• Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)

• Lord Abbett Stock Appreciation Fund (“Stock Appreciation Fund”)

• Lord Abbett Total Return Fund (“Total Return Fund”)

• Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)

The table below sets forth for each Strategic Allocation Fund the approximate current percentage of net assets that Lord Abbett normally expects to be allocated to the underlying funds by category (equity funds, fixed income funds, and international funds) (“Approximate Target Allocation”). The Approximate Target Allocation percentages in the table below apply at the time of an investment in an underlying fund. Due to market fluctuations and other factors, the Strategic Allocation Funds’ actual allocations to the underlying funds may differ from the Approximate Target Allocations. Although Lord Abbett reallocates each Strategic Allocation Fund’s assets among the underlying funds from time to time, it is not required to do so if market fluctuations cause the Fund’s actual allocations to the underlying funds to deviate from the Approximate Target Allocations. Each Strategic Allocation Fund may change the percent of its assets invested in any particular underlying fund or category without advance notice to shareholders. For purposes of the Approximate Target Allocation, each Strategic Allocation Fund’s net assets do not include cash or cash equivalent transactions.

Balanced Strategy Fund
Underlying Funds By Category	Approximate Target Allocation
Equity	60%
Fixed Income	40%
International	25% maximum

Diversified Equity Strategy Fund
Underlying Funds By Category	Approximate Target Allocation
Equity	100%
Fixed Income	0%
International	25% maximum

Diversified Income Strategy Fund
Underlying Funds By Category	Approximate Target Allocation
Equity	25%
Fixed Income	75%
International	15% maximum

Growth & Income Strategy Fund
Underlying Funds By Category	Approximate Target Allocation
Equity	75%
Fixed Income	25%
International	25% maximum

Each Strategic Allocation Fund may invest in the separate underlying funds shown below, each with its own investment objective and policies. The table below sets forth the underlying funds (denoted by an “X”) in which each Strategic Allocation Fund may invest. Each Strategic Allocation Fund may change the amounts allocated to any or all of the underlying funds in which it may invest at any time without prior notice or shareholder approval.

	Balanced Strategy Fund	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Growth & Income Strategy Fund
U.S. Equity Funds
Affiliated Fund	X	X	X	X
Classic Stock Fund	X	X	X	X
Developing Growth Fund		X		X
Fundamental Equity Fund	X	X	X	X
Growth Opportunities Fund	X	X		X
Mid Cap Value Fund	X	X	X	X
Stock Appreciation Fund	X	X		X
Value Opportunities Fund		X		X
International Equity Funds
International Core Equity Fund	X	X		X
International Dividend Income Fund	X	X	X	X
International Opportunities Fund		X		X
International Fixed Income Fund
Emerging Markets Currency Fund	X		X	X
U.S. Equity/Fixed Income Fund
Capital Structure Fund	X		X	X
U.S. Fixed Income Funds
Bond Debenture Fund	X		X	X
Convertible Fund	X		X	X
Core Fixed Income Fund	X
Floating Rate Fund	X		X	X
High Yield Fund	X		X	X
Income Fund	X		X	X
Short Duration Income Fund			X	X
Total Return Fund	X		X	X

The following is a concise description of the investment objectives and practices of each underlying fund in which the Strategic Allocation Funds may invest. No offer is made in this prospectus of the shares of the underlying funds. More information about each underlying fund is available in its prospectus. To obtain a prospectus for an underlying fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our website at www.lordabbett.com.

Affiliated Fund

Seeks long-term growth and current income by investing in U.S. and multinational large cap value companies. Focuses on undervalued large companies that have attractive growth prospects, many of which also pay dividends so as to provide current income.

Bond Debenture Fund

Seeks current income generation and the opportunity for capital appreciation by investing across a number of bond categories. Focuses on high yield, convertible, foreign, and U.S. government bonds to pursue maximum total return.

Capital Structure Fund

Seeks long-term growth and current income by investing in U.S. and select international mid and large cap companies along with investment grade, high yield, and convertible bonds.

Classic Stock Fund

Seeks to provide long-term growth of capital and current income by investing in the common stocks of established, large, seasoned, U.S. and multinational companies.

Convertible Fund

Seeks current income and the opportunity for capital appreciation to produce a high total return by investing in convertible securities that are believed to be undervalued.

Core Fixed Income Fund

Seeks current income generation and the opportunity for capital appreciation by investing in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.

Developing Growth Fund

Seeks long-term growth by investing in U.S. small cap growth stocks. Focuses on well-run small companies that have above-average earnings growth and are gaining market share in their respective industries.

Emerging Markets Currency Fund

Seeks high total return by investing in forward currency contracts and corporate and government bonds of issuers located in developing markets. Focuses on the developing markets of Asia, Africa, the Middle East, Latin America, and Europe.

Floating Rate Fund

Seeks a high level of current income by investing in a variety of below investment grade loans. Emphasizes senior floating rate loans, with limited exposure to secured and unsecured subordinated loans, second-lien loans, and subordinated bridge loans.

Fundamental Equity Fund

Seeks long-term growth of capital by investing in the common stocks of a wide range of multinational companies that are believed to be undervalued. Maintains the majority of its investments in the stocks of large cap companies.

Growth Opportunities Fund

Seeks long-term growth by investing in U.S. mid cap growth companies. Focuses on mid-sized companies with above-average earnings growth that are gaining market share.

High Yield Fund

Seeks current income generation and the opportunity for capital appreciation by investing in high yield corporate bonds. Aims to capitalize on the substantial yield advantage that lower-rated corporate debt securities potentially provide.

Income Fund

Seeks a high level of income by investing in a wide range of fixed income securities with an emphasis on high quality securities. Emphasizes investment grade corporate bonds, U.S. government securities, and mortgage- and asset-backed securities, with select exposure to high yield and emerging market debt securities and currencies.

International Core Equity Fund

Seeks long-term capital appreciation by investing in foreign companies that are believed to be undervalued. Uses fundamental research and global sector research to identify potential investment opportunities.

International Dividend Income Fund

Seeks long-term capital growth and current income by investing in international stocks with high yields, sustainable dividends, and below-average valuations.

International Opportunities Fund

Seeks a high level of total return by investing in small to medium sized foreign companies with improving fundamentals. Uses fundamental research and global sector research to identify potential investment opportunities.

Mid Cap Value Fund

Seeks long-term growth by investing in U.S. mid cap value stocks. Focuses on undervalued mid-sized companies with strong fundamentals and proven operating histories.

Short Duration Income Fund

Seeks a high level of current income consistent with preservation of capital, with potentially less interest rate sensitivity and volatility than funds that invest in longer duration bonds. Focuses on a variety of short duration investment grade debt securities, U.S. government securities, and mortgage- and other asset-backed debt securities, with limited exposure to high yield bonds, non-U.S. debt securities, and senior loans.

Stock Appreciation Fund

Seeks long-term growth by investing in U.S. large cap growth stocks. Focuses on large companies that demonstrate a clear and understandable business strategy, a history of recurring revenues, and substantial earnings growth.

Total Return Fund

Seeks current income generation and the opportunity for capital appreciation by investing in a wide range of fixed income securities with an emphasis on high quality securities. Focuses on U.S. investment grade corporate, government, and mortgage- and asset-backed securities, with select exposure to high yield, emerging market, and convertible debt securities.

Value Opportunities Fund

Seeks long-term growth by investing in U.S. small cap and mid cap value companies that are believed to be undervalued.

Please retain this document for your future reference.